13. Operating Lease Right-of-use Assets and Operating Lease Liability (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Remaining lease term			32 months
Operating lease expense	$ 48,885	$ 32,412	$ 47,306
Right-of-use asset	97,648		128,399	$ 0
Operating lease liability	$ 106,596		$ 138,940